BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
BlackRock New Jersey Municipal Bond Fund
(the “Fund”)

SUPPLEMENT DATED JULY 2, 2009
TO THE PROSPECTUS OF THE FUND

The Expenses and Fees section applicable to the Fund is revised to reflect certain changes in the Fund's Other Expenses and voluntary waivers. Accordingly, the Fund's Expenses and Fees section is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated below. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (fees paid directly from your investment)[1]	Investor A	Investor A1[2]	Investor B2,3	Investor B1[2,3]	Investor C	Investor C1[2]	Institutional	Service

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%[4]	4.00%[4]	None	None	None	None	None	None

Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None [5]	None [5]	4.50%[4]	4.00%[4]	1.00%[4]	1.00%[4]	None	None

Maximum sales charge (load) imposed on dividend reinvestments	None	None	None	None	None	None	None	None

Redemption Fee	None	None	None	None	None	None	None	None

Exchange Fee	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Investor Fund assets):	Investor A	Investor A1[2]	Investor B2,3	Investor B1[2,3]	Investor C	Investor C1[2]	Institutional	Service

Management Fee[8]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%

Distribution and/or Service (12b-1) Fees[6]	0.25%	0.10%	1.00%	0.50%	1.00%	0.60%	None	0.25%

Other Expenses (including transfer agency fees)[7,10]	0.15%	0.18%	0.16%	0.18%	0.16%	0.16%	0.26%[11]	0.22%[11]

Interest Expense[9]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%

Acquired Fund Fees and Expenses[10]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[8,9,10]	1.14%	1.02%	1.90%	1.42%	1.90%	1.50%	1.00%[11]	1.21%[11]

(footnotes on following page)

[1]	In addition, certain selected securities dealers or other financial intermediaries may charge clients a processing fee when a client buys or redeems shares. For example, Merrill Lynch generally charges a fee of $5.35 when a client buys or redeems shares. Also, PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), the transfer agent, charges a fee of $7.50 for redemption payments made by wire transfer and $15 for redemption by check sent via overnight mail. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares.”

[2]	As of October 2, 2006, Investor A1, Investor B, Investor B1 and Investor C1 Shares generally are no longer available for purchase but continue to be available for dividend and capital gain reinvestment. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares.”

[3]	Investor B and Investor B1 Shares automatically convert to Investor A and Investor A1 Shares, respectively, approximately seven years and ten years, respectively, after you buy them and will no longer be subject to distribution fees and in the case of Investor B1 Shares also will be subject to lower service fees. As of October 2, 2006, Investor B Shares generally are not available for purchase but are available for exchanges and for dividend and capital gain reinvestment. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares.”

[4]	Some investors may qualify for reductions in or waivers of the sales charge (load). See “Your Account — Pricing of Shares.”

5	You may pay a deferred sales charge of 0.50% if you purchase $1 million or more and you redeem within 18 months (Investor A Shares) or one year (Investor A1 Shares).

[6]	If you hold Investor B, Investor B1, Investor C or Investor C1 Shares over time, it may cost you more in Distribution and Service (12b-1) Fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

[7]	PNC GIS, an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Manager or its affiliates for such services.

[8]	The Manager has voluntarily agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as per the “Voluntary Expense Cap” column below. The Manager may reduce or discontinue these voluntary waivers and/or reimbursements at any time without notice. In addition, the Manager may waive a portion of the Fund’s Management Fee in connection with the Fund’s investment in an affiliated money market fund. Taking these voluntary waivers into account, the Total Net Annual Fund Operating Expenses (including Acquired Fund Fees and Expenses) would be:

Share Class	Voluntary Expense Cap	Total Net Annual Fund Operating Expenses

Investor A	0.87%	0.88%

Investor A1	0.72%	0.73%

Investor B	1.64%	1.65%

Investor B1	1.13%	1.14%

Investor C	1.64%	1.65%

Investor C1	1.23%	1.24%

Institutional	0.78%	0.79%

Service	0.87%	0.88%

[9]	For financial reporting purposes, the Fund is required to report interest expense associated with the Fund’s investments in residual interest bonds (also known as “inverse floaters”). However, the Fund did not actually pay such interest expense. Excluding such interest expense and any waivers/reimbursements, the Total Annual Fund Operating Expenses (including Acquired Fund Fees and Expenses) for Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Institutional and Service Shares would be 0.96%, 0.84%, 1.72%, 1.24%, 1.72%, 1.33%, 0.82% and 1.03%, respectively.

[10]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.

[11]	Restated to reflect current fees.

Example:

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5%

used in these examples. Although your actual costs may be higher or lower, based on these assumptions (including interest expense as reported in the fee table) your costs would be:

Expenses if you did redeem your shares:	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$536	$772	$1,026	$1,752

Investor A1 Shares	$500	$712	$ 941	$1,598

Investor B Shares	$643	$947	$1,226	$1,931[1]

Investor B1 Shares	$545	$749	$ 976	$1,702

Investor C Shares	$293	$597	$1,026	$2,222

Investor C1 Shares	$253	$474	$ 818	$1,791

Institutional Shares	$102	$318	$ 552	$1,225

Service Shares	$123	$384	$ 665	$1,466

Expenses if you did not redeem your shares:	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$536	$772	$1,026	$1,752

Investor A1 Shares	$500	$712	$ 941	$1,598

Investor B Shares	$193	$597	$1,026	$1,931[1]

Investor B1 Shares	$145	$449	$ 776	$1,702

Investor C Shares	$193	$597	$1,026	$2,222

Investor C1 Shares	$153	$474	$ 818	$1,791

Institutional Shares	$102	$318	$ 552	$1,225

Service Shares	$123	$384	$ 665	$1,466

[1]	Assumes conversion to Investor A Shares approximately seven years after purchase. See note (c) to the Expenses and Fees table shown on the previous page.

For financial reporting purposes, the Fund is required to report interest expense associated with the Fund’s investments in residual interest bonds (also known as “inverse floaters”). However, the Fund did not actually pay such interest expense. Excluding such interest expense, your 1, 3, 5 and 10 year expenses if you did/did not redeem your shares would be:

Expenses if you did redeem your shares:	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$519	$718	$ 933	$1,553

Investor A1 Shares	$482	$657	$ 847	$1,396

Investor B Shares	$625	$892	$1,133	$1,734[1]

Investor B1 Shares	$526	$693	$ 881	$1,500

Investor C Shares	$275	$542	$ 933	$2,030

Investor C1 Shares	$235	$421	$ 729	$1,601

Institutional Shares	$ 84	$262	$ 455	$1,014

Service Shares	$105	$328	$ 569	$1,259

Expenses if you did not redeem your shares:	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$519	$718	$933	$1,553

Investor A1 Shares	$482	$657	$847	$1,396

Investor B Shares	$175	$542	$933	$1,734[1]

Investor B1 Shares	$126	$393	$681	$1,500

Investor C Shares	$175	$542	$933	$2,030

Investor C1 Shares	$135	$421	$729	$1,601

Institutional Shares	$ 84	$262	$455	$1,014

Service Shares	$105	$328	$569	$1,259

[1]	Assumes conversion to Investor A Shares approximately seven years after purchase. See note (c) to the Expenses and Fees table shown above.

Code# NJMB-PR-0709-SUP2